TANGIBLE ASSETS - Statement of Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Sales of biological goods	$ 107,590	$ 88,382	$ 43,788
Changes in fair value of biological assets	18,914	20,606	13,503
Subtotal	126,504	108,988	57,291
Costs and expenses	(93,626)	(73,981)	(37,313)
Depreciation of bearer plants	(5,249)	(11,816)	(3,405)
General administration costs and sales	(9,260)	(5,390)	(7,278)
Financial costs	(6,221)	(5,599)	(4,136)
Subtotal	(114,356)	(96,786)	(52,132)
Total net income	$ 12,148	$ 12,202	$ 5,159